Employee benefits - Fair value of plan assets (Details) - Defined pension benefits - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	$ 9,745	$ 10,534
Equity securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	209	274
Mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,472	1,772
Emerging market mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	363	507
Government and corporate securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,521	1,656
Government and corporate mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	3,496	3,622
Emerging market bonds - mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	729	708
Real estate
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,381	1,364
Insurance contracts
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	121	113
Cash and short-term investments
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	288	302
Private equity
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	139	128
Hedge funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	2	15
Commodity contracts
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	24	73
Level 1
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	935	1,000
Level 1 | Equity securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	209	274
Level 1 | Government and corporate securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	524	564
Level 1 | Cash and short-term investments
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	202	162
Level 2
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	7,249	7,990
Level 2 | Mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,433	1,726
Level 2 | Emerging market mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	363	507
Level 2 | Government and corporate securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	997	1,092
Level 2 | Government and corporate mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	3,496	3,622
Level 2 | Emerging market bonds - mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	729	708
Level 2 | Real estate
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets		9
Level 2 | Insurance contracts
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	121	113
Level 2 | Cash and short-term investments
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	86	140
Level 2 | Commodity contracts
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	24	73
Not subject to leveling
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,561	1,544
Not subject to leveling | Mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	39	46
Not subject to leveling | Real estate
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,381	1,355
Not subject to leveling | Private equity
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	139	128
Not subject to leveling | Hedge funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	$ 2	$ 15